Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000082961 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082961 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000082961 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082961 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000082961 | A
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000082961 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000082961 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082961 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028661 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028661 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028661 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028661 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000028661 | A
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028661 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028661 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028661 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028663 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028663 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028663 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028663 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000028663 | A
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000028663 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028663 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028663 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082954 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082954 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082954 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000082954 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000082954 | A
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000082954 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000082954 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000082954 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082954 | CC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028637 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028637 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028637 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028637 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000028637 | A
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028637 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000028637 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028637 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028637 | CC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028639 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028639 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028639 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028639 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000028639 | A
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028639 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000028639 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028639 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028639 | CC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082955 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082955 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000082955 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082955 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082955 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082955 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000082955 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000082955 | A
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000082955 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000082955 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028643 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028643 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028643 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028643 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028643 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028643 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028643 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028643 | A
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000028643 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000028643 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028645 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028645 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028645 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028645 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028645 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028645 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028645 | A
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000028645 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000028645 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028649 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028649 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028649 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028649 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028649 | A
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000028649 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000028649 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028651 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028651 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028651 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028651 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028651 | A
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000028651 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000028651 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028652 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028652 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028652 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000028652 | A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000028652 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028652 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028654 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028654 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028654 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000028654 | A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000028654 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028654 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028655 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028655 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028655 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028655 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000028655 | A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000028655 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028655 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028657 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028657 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028657 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028657 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000028657 | A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000028657 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028657 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028658 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028658 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028658 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000028658 | A
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000028658 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028658 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028658 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028660 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028660 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028660 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000028660 | A
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000028660 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028660 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028660 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%